Schedule of depreciation expense for plant and equipment (Details)	12 Months Ended
Dec. 31, 2025 SGD ($)
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 449,482
Depreciation Expenses To Be Paid Due Next Twelve Months [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	120,214
Depreciation Expenses To Be Paid Due Next Two Years [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	109,756
Depreciation Expenses To Be Paid Due Next Three Years [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	109,756
Depreciation Expenses To Be Paid Due Next Four Years [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 109,756